Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously reported investments held in trust, operating expenses, cash flows or cash - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Nov. 22, 2019
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously reported investments held in trust, operating expenses, cash flows or cash [Line Items]
Warrant Liabilities
Class A Common Stock Subject to Possible Redemption	92,637,870	92,839,070	93,121,120	93,082,270	92,839,070	92,637,870	92,491,560	93,078,400
Class A Common Stock	74	72	69	69	72	74	75	69
Additional Paid-in Capital	5,442,034	5,240,836	4,958,789	4,997,601	5,240,836	5,442,034	5,588,343	5,001,471
Accumulated Deficit	(442,348)	(241,157)	40,902	2,043	(241,157)	(442,348)	(588,658)	(1,823)
Total Stockholders’ Equity	5,000,010	5,000,001	5,000,010	5,000,001	5,000,001	5,000,010	5,000,010	5,000,005
Numbers of Class A common stock subject to redemption	9,263,787	9,283,907	9,312,112	9,308,227	9,283,907	9,263,787	9,249,156	9,307,840
Statement of Operations for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Change in fair value of warrant liability
Transaction costs allocated to warrant liability
Change in fair value of warrant liability
Transaction costs allocated to warrant liability
Net income (loss)	$ (201,191)	$ (282,059)	38,859	2,043	(243,200)	(444,391)	(590,701)
possible redemption				93,078,400
Change in value of Class A common stock subject to possible redemption			$ 38,850	$ 3,870	$ (243,200)	$ (444,400)	$ (590,710)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net loss per share, Class A (in Dollars per share)	$ 0	$ 0	$ 0.02	$ 0.01	$ 0.02	$ 0.02	$ 0.01
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (0.08)	$ (0.11)	$ (0.07)	$ (0.02)	$ (0.18)	$ (0.25)	$ (0.29)
Restatement [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously reported investments held in trust, operating expenses, cash flows or cash [Line Items]
Warrant Liabilities	$ 10,660,000	$ 9,000,000	$ 5,850,000	$ 7,240,000	$ 9,000,000	$ 10,660,000	$ 13,130,000	6,880,000
Class A Common Stock Subject to Possible Redemption	(10,660,000)	(9,000,000)	(5,850,000)	(7,240,000)	(9,000,000)	(10,660,000)	(13,130,000)	(6,880,000)
Class A Common Stock	107	90	59	72	90	107	131	69
Additional Paid-in Capital	4,018,316	2,358,333	(791,636)	598,351	2,358,333	4,018,316	6,488,292	238,354
Accumulated Deficit	(4,018,423)	(2,358,423)	791,577	(598,423)	(2,358,423)	(4,018,423)	(6,488,423)	(238,423)
Total Stockholders’ Equity
Numbers of Class A common stock subject to redemption	(1,066,000)	(900,000)	(585,000)	(724,000)	(900,000)	(1,066,000)	(1,313,000)	(688,000)
Statement of Operations for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Change in fair value of warrant liability	(1,660,000)	(3,150,000)	1,390,000	(360,000)	(1,760,000)	(3,420,000)	(5,890,000)
Transaction costs allocated to warrant liability				(238,423)
Change in fair value of warrant liability			(1,390,000)	360,000	1,760,000	(3,420,000)	(5,890,000)
Transaction costs allocated to warrant liability				238,423
Net income (loss)	$ (1,660,000)	$ (3,150,000)	1,390,000	(598,423)	(1,760,000)	(3,420,000)	(5,890,000)
possible redemption				(6,880,000)
Change in value of Class A common stock subject to possible redemption			$ 1,390,000	$ (360,000)	$ (1,760,000)	$ (3,420,000)	$ (5,890,000)
Basic and diluted net loss per share, Class A (in Dollars per share)			$ 0
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (0.66)	$ (1.26)	$ 0.56	$ (0.24)	$ (1.26)	$ (0.66)	$ (2.36)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously reported investments held in trust, operating expenses, cash flows or cash [Line Items]
Warrant Liabilities	$ 10,660,000	$ 9,000,000	$ 5,850,000	$ 7,240,000	$ 9,000,000	$ 10,660,000	$ 13,130,000	6,880,000
Class A Common Stock Subject to Possible Redemption	81,977,870	83,839,070	87,271,120	85,842,270	83,839,070	81,977,870	79,361,560	86,198,400
Class A Common Stock	181	162	128	141	162	181	206	138
Additional Paid-in Capital	9,460,350	7,599,169	4,167,154	5,595,952	7,599,169	9,460,350	12,076,635	5,239,825
Accumulated Deficit	(4,460,771)	(2,599,580)	832,479	(596,380)	(2,599,580)	(4,460,771)	(7,077,081)	(240,246)
Total Stockholders’ Equity	5,000,010	5,000,001	5,000,010	5,000,001	5,000,001	5,000,010	5,000,010	5,000,005
Numbers of Class A common stock subject to redemption	8,197,787	8,383,907	8,727,112	8,584,227	8,383,907	8,197,787	7,936,156	$ 8,619,840
Statement of Operations for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Change in fair value of warrant liability	(1,660,000)	(3,150,000)	1,390,000	(360,000)	(1,760,000)	(3,420,000)	(5,890,000)
Transaction costs allocated to warrant liability				(238,423)
Change in fair value of warrant liability			(1,390,000)	360,000	1,760,000	(3,420,000)	(5,890,000)
Transaction costs allocated to warrant liability				238,423
Net income (loss)	$ (1,861,191)	$ (3,432,059)	1,428,859	(596,380)	(2,003,200)	(3,864,391)	(6,480,701)
possible redemption				86,198,400
Change in value of Class A common stock subject to possible redemption			$ 1,428,850	$ (356,130)	$ (2,003,200)	$ (3,864,400)	$ (6,480,710)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net loss per share, Class A (in Dollars per share)	$ 0	$ 0	$ 0.02	$ 0.01	$ 0.02	$ 0.02	$ 0.01
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (0.74)	$ (1.37)	$ 0.49	$ (0.26)	$ (1.44)	$ (0.91)	$ (2.65)